Share Capital and Reserves - Summary of Information of Diluted Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income attributable to Sandstorm's shareholders for the year	$ 78,361	$ 27,622
Basic weighted average number of shares	231,348,386	193,974,313
Basic earnings per share	$ 0.34	$ 0.14
Effect of dilutive stock options	1,192,958	1,684,992
Effect of dilutive restricted share rights	1,776,836	2,164,175
Diluted weighted average number of common shares	234,318,180	197,823,480
Diluted earnings per share	$ 0.33	$ 0.14